Employees' Retirement Benefits (Assumptions Used in Determination of the Projected Benefit Obligations and Net Periodic Pension Cost) (Detail)	Mar. 31, 2017	Mar. 31, 2016
Contract-type Corporate Pension Plan, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	0.70%	0.50%